Investments Held at Fair Value - Schedule of Investments in Currency (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Investments held at fair value	£ 135	£ 217
Functional Currency
Disclosure Of Financial Assets [Line Items]
Investments held at fair value	131	212
US Dollar
Disclosure Of Financial Assets [Line Items]
Investments held at fair value	£ 4
Other currency
Disclosure Of Financial Assets [Line Items]
Investments held at fair value		£ 5